Summary of significant accounting policies (Details Textuals)	Jun. 30, 2012	Jun. 30, 2011
Income and cash flow Statement
Average translation rates applied to amounts (RMB)	6.35	6.63
Balance sheet
Average translation rates applied to amounts (RMB)	6.31	6.46